Supplement (Institutional, Vanguard Extended Duration Treasury Index Fund)	12 Months Ended
Aug. 31, 2011
Institutional | Vanguard Extended Duration Treasury Index Fund
Supplement Text
Supplement Text:

Vanguard Extended Duration Treasury Index Fund

Supplement to the Prospectus and Summary Prospectus Dated December 20, 2011Effective immediately, the Fund's purchase fee is increased from 0.25% to 0.50%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee increase is intended to better reflect transaction costs associated with the Fund's purchases of zero-coupon U.S. Treasury Securities (Treasury STRIPS).

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and ExpensesThe following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Institutional Shares Plus Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee (other than on reinvested dividends or capital gains) 0.50% 0.50%

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Admiral

Shares Shares

Management Expenses 0.07% 0.04%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.04%

Total Annual Fund Operating Expenses 0.11% 0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $61 $85 $112 $190

Institutional

Plus Shares $58 $76 $95 $152